Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Accounting Policies [Abstract]
Federal deposit insurance	$ 250,000
Percentage of dividends received for redeemable preferred stock	8.50%
Cash	0	0	0
Impairment charges	0	0	0
Fair value measurements assets and liabilities on recurring basis	0	0	0
Tax benefit percentage	50.00%
Unrecognized tax benefits	0	0	0
Advertising expense	$ 0	$ 0	$ 0